Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
26.	SUBSEQUENT EVENTS
In February and March 2021, Puxin Limited entered into convertible note purchase agreements with a group of institutional investors (the “Purchasers”), pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US
D
89,000 (equivalent to RMB580,725) through private placements to the Purchasers.
The convertible notes will mature in five years, bearing interest at the rate of 3%

per annum from the issuance date which shall be payable semiannually in cash. Each of the Purchasers has the right to convert all or any portion of the convertible notes at its option at any time into ordinary shares of the Company at a conversion price of US
D
8 per ADS. Unless previously redeemed or converted, the Company shall repay the notes on the maturity date at 100%
of the then outstanding principal amount plus all accrued but unpaid interest.
In March 2021, the board of directors of Puxin Limited authorized a share repurchase program to repurchase through one or more transactions up to US
D
20,000 worth of its ADSs, representing its ordinary shares, during a 12-month period ending on March 31, 2022 (the “Share Repurchase Program”). Under the Share Repurchase Program, Puxin may purchase its ADSs through various means, including open market transactions, privately negotiated transactions, any combination thereof or other legally permissible means. The number of ADSs repurchased and the timing of repurchases will depend on a number of factors, including, but not limited to, price, trading volume and general market conditions.
In April 2021, Purong Information and Mr. Yunlong Sha jointly entered into a credit agreement with a third party. The credit agreement will provide credit facility at RMB200,000 to Purong Information. Purong Information, with an advance notice, can draw down amounts within the credit facility and Purong Information’s obligations under the credit agreement are guaranteed by Mr. Yunlong Sha.